Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 1,397	¥ 506
Corporate Financial Services and Maintenance Leasing
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	23	102
Segments Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	6	102
PE Investment and Concession
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	919	59
Environment and Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	338	¥ 243
Asia And Australia [Member]
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 111